Segmented Information - Geographical Location (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Insurance service result	$ 4,001	$ 3,977
Net investment income (loss)	19,111	18,021
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(16,219)	(13,894)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,133	(734)
Decrease (increase) in investment contract liabilities	(504)	(435)
Net segregated fund investment result	0	0
Total investment result	3,521	2,958
Other revenue	7,588	6,746
Asia
Disclosure of operating segments [line items]
Insurance service result	2,162	1,959
Net investment income (loss)	8,052	7,259
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(7,334)	(6,437)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	604	(120)
Decrease (increase) in investment contract liabilities	(187)	(220)
Net segregated fund investment result	0	0
Total investment result	1,135	482
Other revenue	1,790	1,332
Canada
Disclosure of operating segments [line items]
Insurance service result	1,314	1,179
Net investment income (loss)	5,882	5,724
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(3,648)	(2,633)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	343	(624)
Decrease (increase) in investment contract liabilities	(163)	(130)
Net segregated fund investment result	0	0
Total investment result	2,414	2,337
Other revenue	2,325	2,147
U.S.
Disclosure of operating segments [line items]
Insurance service result	351	591
Net investment income (loss)	5,118	4,975
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,237)	(4,844)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	186	10
Decrease (increase) in investment contract liabilities	(149)	(79)
Net segregated fund investment result	0	0
Total investment result	(82)	62
Other revenue	3,616	3,239
Other
Disclosure of operating segments [line items]
Insurance service result	174	248
Net investment income (loss)	59	63
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	20
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Decrease (increase) in investment contract liabilities	(5)	(6)
Net segregated fund investment result	0	0
Total investment result	54	77
Other revenue	(143)	28
Life, health and property and casualty insurance
Disclosure of operating segments [line items]
Insurance service result	3,714	3,827
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(14,748)	(12,350)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	985	(360)
Life, health and property and casualty insurance | Asia
Disclosure of operating segments [line items]
Insurance service result	2,230	2,087
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,495)	(4,971)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(65)	(121)
Life, health and property and casualty insurance | Canada
Disclosure of operating segments [line items]
Insurance service result	1,075	981
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(3,844)	(2,606)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	344	(623)
Life, health and property and casualty insurance | U.S.
Disclosure of operating segments [line items]
Insurance service result	235	511
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,409)	(4,793)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	706	384
Life, health and property and casualty insurance | Other
Disclosure of operating segments [line items]
Insurance service result	174	248
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	20
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Annuities and pensions
Disclosure of operating segments [line items]
Insurance service result	287	150
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,471)	(1,544)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	148	(374)
Annuities and pensions | Asia
Disclosure of operating segments [line items]
Insurance service result	(68)	(128)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,839)	(1,466)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	669	1
Annuities and pensions | Canada
Disclosure of operating segments [line items]
Insurance service result	239	198
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	196	(27)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1)	(1)
Annuities and pensions | U.S.
Disclosure of operating segments [line items]
Insurance service result	116	80
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	172	(51)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(520)	(374)
Annuities and pensions | Other
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	$ 0	$ 0